Acquisition costs and other expenditure - Exercise price ranges for options (Details)	12 Months Ended
	Dec. 31, 2019 Options £ / shares	Dec. 31, 2018 Options £ / shares	Dec. 31, 2017 Options £ / shares	Dec. 31, 2016 Options £ / shares
Summary of options exercise price range
Outstanding - Number outstanding | Options	4,000,000	5,000,000	6,000,000
SAYE options
Summary of options exercise price range
Outstanding - Number outstanding | Options	3,805,447	4,885,804	6,400,000	7,100,000
Outstanding - Weighted average remaining contractual life (years)	2 years 1 month 6 days	2 years 1 month 6 days	2 years 6 months
Outstanding - Weighted average exercise prices	£ 12.38	£ 12.10	£ 11.74	£ 10.74
Exercisable - Number exercisable | Options	900,000	800,000	400,000
Exercisable - Weighted average exercise prices	£ 11.33	£ 10.37	£ 11.06
SAYE options | Minimum
Summary of options exercise price range
Exercise price	11.04	9.01
SAYE options | Maximum
Summary of options exercise price range
Exercise price	£ 14.55	14.55
SAYE options | Between 6 and 7
Summary of options exercise price range
Outstanding - Number outstanding | Options	0
Outstanding - Weighted average remaining contractual life (years)			4 months 24 days
Outstanding - Weighted average exercise prices			£ 6.29
Exercisable - Number exercisable | Options	0
Exercisable - Weighted average exercise prices	£ 0.00		6.29
SAYE options | Between 6 and 7 | Minimum
Summary of options exercise price range
Exercise price	6	6	6
SAYE options | Between 6 and 7 | Maximum
Summary of options exercise price range
Exercise price	£ 7	£ 7	£ 7
SAYE options | Between 9 and 10
Summary of options exercise price range
Outstanding - Number outstanding | Options	0	300,000	500,000
Outstanding - Weighted average remaining contractual life (years)		4 months 24 days	1 year 4 months 24 days
Outstanding - Weighted average exercise prices		£ 9.01	£ 9.01
Exercisable - Number exercisable | Options	0	300,000
Exercisable - Weighted average exercise prices	£ 0.00	£ 9.01
SAYE options | Between 9 and 10 | Minimum
Summary of options exercise price range
Exercise price	9	9	9
SAYE options | Between 9 and 10 | Maximum
Summary of options exercise price range
Exercise price	£ 10	£ 10	£ 10
SAYE options | Between 11 and 12
Summary of options exercise price range
Outstanding - Number outstanding | Options	2,400,000	3,000,000	4,500,000
Outstanding - Weighted average remaining contractual life (years)	2 years	1 year 7 months 6 days	2 years 2 months 12 days
Outstanding - Weighted average exercise prices	£ 11.19	£ 11.19	£ 11.21
Exercisable - Number exercisable | Options	900,000	500,000	400,000
Exercisable - Weighted average exercise prices	£ 11.33	£ 11.11	£ 11.55
SAYE options | Between 11 and 12 | Minimum
Summary of options exercise price range
Exercise price	11	11	11
SAYE options | Between 11 and 12 | Maximum
Summary of options exercise price range
Exercise price	£ 12	£ 12	12
SAYE options | Between 13 and 14
Summary of options exercise price range
Outstanding - Number outstanding | Options	300,000	300,000
Outstanding - Weighted average remaining contractual life (years)	3 years 2 months 12 days	4 years 1 month 6 days
Outstanding - Weighted average exercise prices	£ 13.94	£ 13.94
Exercisable - Number exercisable | Options	0
Exercisable - Weighted average exercise prices	£ 0.00
SAYE options | Between 13 and 14 | Minimum
Summary of options exercise price range
Exercise price	13	13	13
SAYE options | Between 13 and 14 | Maximum
Summary of options exercise price range
Exercise price	£ 14	£ 14	£ 14
SAYE options | Between 14 and 15
Summary of options exercise price range
Outstanding - Number outstanding | Options	1,100,000	1,300,000	1,400,000
Outstanding - Weighted average remaining contractual life (years)	2 years	2 years 7 months 6 days	3 years 10 months 24 days
Outstanding - Weighted average exercise prices	£ 14.55	£ 14.55	£ 14.55
Exercisable - Number exercisable | Options	0
Exercisable - Weighted average exercise prices	£ 0.00
SAYE options | Between 14 and 15 | Minimum
Summary of options exercise price range
Exercise price	14	14	14
SAYE options | Between 14 and 15 | Maximum
Summary of options exercise price range
Exercise price	£ 15	£ 15	£ 15